Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Aug. 07, 2014 USD ($)	Dec. 31, 2016 USD ($) Person	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Third party holding		5.00%
Number of developers holding equity interest | Person		2
Put option exercise period		12 months
Average annual rate of interest		0.16%		0.55%
Face amount sold		$ 37,800,000		$ 35,400,000		$ 38,900,000
Impairment on goodwill		$ 0	$ 0	0	$ 0		$ 0
Revenue recognition period		1 year
Percentage of uncertain tax positions realized upon ultimate resolution		50.00%
Gain (loss) on fair value of other derivatives not designated as hedging instruments		$ 294,000		1,192,000		$ 2,115,000
Deferred financing costs		$ 1,600,000		$ 5,500,000
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Intangible assets amortization period		5 years
Post-sale service and maintenance period		6 months
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Intangible assets amortization period		12 years
Post-sale service and maintenance period		12 months
Orbotech LT Solar, LLC [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Shares held		80.40%
Equity interest held by developers		16.00%
SPTS Technologies Group Limited [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Business acquisition, cash paid	$ 375,100,000